Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income And Expenses
Schedule of Financial Income and Expenses

	2023	2022	2021
FINANCE INCOME
Income from financial investments	452	468	242
Interest on sale of energy	286	337	460
Foreign exchange variations – Itaipu	7	17	-
Foreign exchange variations - loans and debentures	277	338	-
Monetary variations	163	108	68
Monetary variations – CVA	76	185	64
Monetary updating of escrow deposits	82	82	29
PIS/Pasep and Cofins charged on finance income (1)	(197)	(117)	(124)
Gains on financial instruments – Swap	-	-
Prepayment rents	4	5	-
Borrowing costs paid by related parties	-	-	2
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	-	-	20
Others	122	77	83

	1,272	1,500	844

FINANCE EXPENSES
Charges on loans and debentures (Note 21)	(1,013)	(928)	(1,147)
Cost of debt – amortization of transaction cost	(14)	(7)	(20)
Foreign exchange variations - loans and financing	-	-	(353)
Premium on repurchase of debt securities (Eurobonds)	-	(47)	(491)
Foreign exchange variations – Itaipu	-	-	(27)
Monetary updating – loans and debentures	(148)	(167)	(331)
Charges and monetary updating on post-employment obligations	(20)	(40)	(70)
Loss on financial instruments – Swap	(177)	(438)	(538)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (2)	(41)	(1,294)	-
Monetary updating – onerous concessions			(8)
Monetary updating – Lease liabilities	(35)	(27)	(25)
Financial expenses (R&D and PEE)	(38)	(38)
Others	(165)	(80)	(86)

	(1,651)	(3,066)	(3,096)

NET FINANCE INCOME (EXPENSES)	(379)	(1,566)	(2,252)